VIA EDGAR

May 15, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: S.A.C. Global Investors LLP

Ladies and Gentlemen:

On behalf of S.A.C. Global Investors LLP, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

S.A.C. Global Investors LLP

By: S.A.C. Global Limited, its Managing Member

/s/ Peter Nussbaum

Peter Nussbaum, Director

Enclosures

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

        This Amendment (Check only one):   [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP

Address: St. Martins Court, 4/th/ Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094


Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum        Stamford, Connecticut           May 15, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 78*

Form 13F Information Table Value Total: $330,055
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name
    1      28-13297                     S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

    COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6      COLUMN 7     COLUMN 8
     --------       -------- --------- -------- ---------------- --------------- -------- -----------------
                                                  SH                                      VOTING AUTHORITY
                    TITLE OF            VALUE   OR PRN  SH/ PUT/   INVESTMENT     OTHER   -----------------
  NAME OF ISSUER     CLASS    CUSIP    (X$1000) AMOUNT  PRN CALL   DISCRETION    MANAGERS SOLE SHARED  NONE
  --------------    -------- --------- -------- ------- --- ---- --------------- -------- ---- ------- ----
ACE LTD............  Common  H0023R105   9,150  125,000 SH       Shared-Defined     1          125,000
AGCO CORP..........  Option  001084902   2,124   45,000     Call Shared-Defined     1           45,000
AGNICO EAGLE MINES
 LTD...............  Common  008474108   1,001   30,000 SH       Shared-Defined     1           30,000
AGRIUM INC.........  Common  008916108   5,398   62,500 SH       Shared-Defined     1           62,500
ALPHA NATURAL
 RESOURCES INC.....  Common  02076X102   2,434  160,000 SH       Shared-Defined     1          160,000
AMERICAN EXPRESS
 CO................  Common  025816109   4,253   73,500 SH       Shared-Defined     1           73,500
ANADARKO PETE
 CORP..............  Common  032511107   4,152   53,000 SH       Shared-Defined     1           53,000
ANADARKO PETE
 CORP..............  Option  032511957   4,152   53,000      Put Shared-Defined     1           53,000
ARCELORMITTAL SA
 LUXEMBOURG........  Common  03938L104   1,913  100,000 SH       Shared-Defined     1          100,000
AURICO GOLD INC....  Common  05155C105   3,060  345,000 SH       Shared-Defined     1          345,000
BANRO CORP.........  Common  066800103     462  100,000 SH       Shared-Defined     1          100,000
BHP BILLITON PLC...  Common  05545E209  14,890  242,581 SH       Shared-Defined     1          242,581
BP PLC.............  Option  055622904   6,750  150,000     Call Shared-Defined     1          150,000
CANADIAN NAT RES
 LTD...............  Common  136385101   3,982  120,000 SH       Shared-Defined     1          120,000
CATERPILLAR INC
 DEL...............  Common  149123101   1,065   10,000 SH       Shared-Defined     1           10,000
CHEVRON CORP NEW...  Option  166764950  10,724  100,000      Put Shared-Defined     1          100,000
CHUBB CORP.........  Common  171232101  10,367  150,000 SH       Shared-Defined     1          150,000
CLIFFS NATURAL
 RESOURCES INC.....  Common  18683K101   2,902   41,900 SH       Shared-Defined     1           41,900
COMMERCIAL METALS
 CO................  Common  201723103   3,038  205,000 SH       Shared-Defined     1          205,000
COMPANIA DE MINAS
 BUENAVENTU........  Option  204448904   4,031  100,000     Call Shared-Defined     1          100,000
CONOCOPHILLIPS.....  Option  20825C904  11,402  150,000     Call Shared-Defined     1          150,000
CONSOL ENERGY INC..  Option  20854P909   7,843  230,000     Call Shared-Defined     1          230,000
CORN PRODS INTL
 INC...............  Common  219023108   3,171   55,000 SH       Shared-Defined     1           55,000
DEERE & CO.........  Common  244199105   2,832   35,000 SH       Shared-Defined     1           35,000
DRESSER-RAND GROUP
 INC...............  Common  261608103   1,856   40,000 SH       Shared-Defined     1           40,000
ELDORADO GOLD CORP
 NEW...............  Common  284902103   2,611  190,000 SH       Shared-Defined     1          190,000
ELDORADO GOLD CORP
 NEW...............  Option  284902953   4,122  300,000      Put Shared-Defined     1          300,000
ENSCO PLC..........  Common  29358Q109   3,970   75,000 SH       Shared-Defined     1           75,000
FREEPORT-MCMORAN
 COPPER & GO.......  Common  35671D857  11,412  300,000 SH       Shared-Defined     1          300,000
FREEPORT-MCMORAN
 COPPER & GO.......  Option  35671D957   9,510  250,000      Put Shared-Defined     1          250,000
GOLD FIELDS LTD
 NEW...............  Common  38059T106   1,112   80,000 SH       Shared-Defined     1           80,000
GOLDCORP INC NEW...  Common  380956409   2,028   45,000 SH       Shared-Defined     1           45,000
HALLIBURTON CO.....  Common  406216101   4,049  122,000 SH       Shared-Defined     1          122,000
HARTFORD FINL SVCS
 GROUP INC.........  Common  416515104   1,476   70,000 SH       Shared-Defined     1           70,000
HONEYWELL INTL
 INC...............  Common  438516106   5,189   85,000 SH       Shared-Defined     1           85,000
HUBBELL INC........  Common  443510201   1,965   25,000 SH       Shared-Defined     1           25,000
INTERXION HOLDING
 N.V...............  Common  N47279109   7,100  395,520 SH       Shared-Defined     1          395,520
JPMORGAN CHASE &
 CO................  Common  46625H100   9,196  200,000 SH       Shared-Defined     1          200,000
KINROSS GOLD CORP..  Common  496902404     904   92,300 SH       Shared-Defined     1           92,300
LUFKIN INDS INC....  Common  549764108   2,016   25,000 SH       Shared-Defined     1           25,000
LYONDELLBASELL
 INDUSTRIES N......  Common  N53745100     982   22,500 SH       Shared-Defined     1           22,500
MAG SILVER CORP....  Common  55903Q104     997   98,625 SH       Shared-Defined     1           98,625
MANPOWERGROUP
 INC...............  Common  56418H100   2,132   45,000 SH       Shared-Defined     1           45,000
MEDCO HEALTH
 SOLUTIONS INC.....  Common  58405U102   3,093   44,000 SH       Shared-Defined     1           44,000
MOSAIC CO NEW......  Option  61945C903   1,382   25,000     Call Shared-Defined     1           25,000
NEW GOLD INC CDA...  Common  644535106   4,100  415,000 SH       Shared-Defined     1          415,000

    COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6      COLUMN 7     COLUMN 8
     --------       -------- --------- -------- ---------------- --------------- -------- -----------------
                                                  SH                                      VOTING AUTHORITY
                    TITLE OF            VALUE   OR PRN  SH/ PUT/   INVESTMENT     OTHER   -----------------
  NAME OF ISSUER     CLASS    CUSIP    (X$1000) AMOUNT  PRN CALL   DISCRETION    MANAGERS SOLE SHARED  NONE
  --------------    -------- --------- -------- ------- --- ---- --------------- -------- ---- ------- ----
OCCIDENTAL PETE
 CORP DEL..........  Common  674599105   3,809   40,000 SH       Shared-Defined     1           40,000
POTASH CORP SASK
 INC...............  Common  73755L107   3,198   70,000 SH  Call Shared-Defined     1           70,000
PRETIUM RES INC....  Common  74139C102     429   30,000 SH       Shared-Defined     1           30,000
RANDGOLD RES LTD...  Option  752344909   6,599   75,000          Shared-Defined     1           75,000
RANGE RES CORP.....  Common  75281A109   1,744   30,000 SH       Shared-Defined     1           30,000
REGIONS FINANCIAL
 CORP NEW..........  Common  7591EP100   2,076  315,000 SH       Shared-Defined     1          315,000
RIO TINTO PLC......  Common  767204100   4,725   85,000 SH       Shared-Defined     1           85,000
ROYAL GOLD INC.....  Common  780287108   1,957   30,000 SH   Put Shared-Defined     1           30,000
SCHLUMBERGER LTD...  Common  806857108   4,545   65,000 SH       Shared-Defined     1           65,000
SEADRILL LIMITED...  Common  G7945E105   2,926   78,000 SH       Shared-Defined     1           78,000
SELECT SECTOR SPDR
 TR................  Common  81369Y506   5,738   80,000 SH       Shared-Defined     1           80,000
SOUTHERN COPPER
 CORP..............  Common  84265V105     951   30,000 SH       Shared-Defined     1           30,000
SOUTHERN COPPER
 CORP..............  Option  84265V905   6,342  200,000     Call Shared-Defined     1          200,000
SPDR SERIES TRUST..  Option  78464A955   4,970  100,000          Shared-Defined     1          100,000
SPX CORP...........  Common  784635104   1,938   25,000 SH       Shared-Defined     1           25,000
STATOIL ASA........  Common  85771P102   8,133  300,000 SH   Put Shared-Defined     1          300,000
TECK RESOURCES
 LTD...............  Common  878742204   2,496   70,000 SH       Shared-Defined     1           70,000
THOMAS & BETTS
 CORP..............  Common  884315102     899   12,500 SH       Shared-Defined     1           12,500
TIMKEN CO..........  Common  887389104   1,522   30,000 SH       Shared-Defined     1           30,000
TRANSOCEAN LTD.....  Common  H8817H100   2,735   50,000 SH  Call Shared-Defined     1           50,000
TRAVELERS
 COMPANIES INC.....  Common  89417E109   5,032   85,000 SH  Call Shared-Defined     1           85,000
TYCO INTERNATIONAL
 LTD...............  Common  H89128104   2,809   50,000 SH  Call Shared-Defined     1           50,000
UNION PAC CORP.....  Common  907818108   1,075   10,000 SH       Shared-Defined     1           10,000
UNUM GROUP.........  Common  91529Y106   3,182  130,000 SH       Shared-Defined     1          130,000
VALE S A...........  Common  91912E105   6,882  295,000 SH       Shared-Defined     1          295,000
VALIDUS HOLDINGS
 LTD...............  Common  G9319H102  13,618  440,000 SH       Shared-Defined     1          440,000
VIMPELCOM LTD......  Common  92719A106   4,643  416,000 SH   Put Shared-Defined     1          416,000
WABCO HLDGS INC....  Common  92927K102   3,840   63,500 SH       Shared-Defined     1           63,500
WALTER ENERGY
 INC...............  Option  93317Q905   2,961   50,000          Shared-Defined     1           50,000
WELLS FARGO & CO
 NEW...............  Common  949746101  10,242  300,000 SH   Put Shared-Defined     1          300,000
WHITING PETE CORP
 NEW...............  Common  966387102   1,086   20,000 SH       Shared-Defined     1           20,000
YAMANA GOLD INC....  Common  98462Y100   4,655  298,000 SH       Shared-Defined     1          298,000